Transactions and Balances with Related Parties (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Transactions and Balances with Related Parties (Textual)
Amount of related parties	$ 48	$ 71
Balances of InterCure Ltd's shares total	$ 2,273	$ 2,847
Company's share in the shares of InterCure Ltd	1.94%	2.56%
Rent expense	$ 13
Linked to NIS [Member]
Transactions and Balances with Related Parties (Textual)
Amount of related parties	$ 19	$ 20